Schedule of Other Income (Details) - USD ($)	3 Months Ended		12 Months Ended
	Mar. 31, 2026	Mar. 31, 2025	Dec. 31, 2025	Dec. 31, 2024
Revenue And Other Income
Gain on Disposal of Fixed Assets			$ 961,713
Fixed asset donation				273,273
Other Income			54,090
Research and development Grants				648,049
Other Income	$ 3,127,957	$ 808,513	1,015,803	921,322
Gain on Disposal of Property and Equipment		808,513	$ 945,662	$ 273,273
Foreign currency gain or loss	$ 3,127,957